Reconciliation of the Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following are reconciliations of net assets available for benefits as of December 31, 2025 and 2024, and the net increase in net assets available for benefits for the year ended December 31, 2025, with the corresponding amounts in Form 5500:

	December 31, 2025
	401(k) Plan	Puerto Rico Plan

Net assets available for benefits at year end, as reported in the
accompanying financial statements	$15,623,922,586	$634,830,072
Distributions accrued on Form 5500 at year end	(2,749,738)	(8,706)
Net assets available for benefits per Form 5500	$15,621,172,848	$634,821,366

	December 31, 2024
	401(k) Plan	Puerto Rico Plan

Net assets available for benefits at year end, as reported in the
accompanying financial statements	$13,056,609,955	$519,253,084
Distributions accrued on Form 5500 at year end	(18,363,524)	(61,058)
Net assets available for benefits per Form 5500	$13,038,246,431	$519,192,026

	Year Ended December 31, 2025
	401(k) Plan	Puerto Rico Plan

Net increase in net assets available for benefits, as reported in the accompanying financial statements	$2,567,312,631	$115,576,988
Distributions accrued on Form 5500 at December 31, 2025	(2,749,738)	(8,706)
Distributions accrued on Form 5500 at December 31, 2024	18,363,524	61,058
Net increase in net assets available for benefits, as reported on Form 5500	$2,582,926,417	$115,629,340